Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Loss for the year	$ (64,777,332)	$ (190,453,387)	$ (174,016,842)
Adjustments for:
Bank interest income	(3,942,576)	(472,189)	(3,980)
Dividend income	0	(9,862)	0
Depreciation	5,879,813	5,986,888	4,288,115
Amortization of intangible assets	1,914,561	1,556,091	3,058,527
Other finance costs	241,962	4,198,184	5,238,030
Fair value loss on convertible securities	0	0	29,054,669
Fair value loss on preference shares liabilities	0	60,091,353	125,398,798
Fair value loss on financial assets at fair value through profit or loss	7,134,786	9,363,495	94,000
Fair value gain on warrant liabilities	(3,351,035)	(3,196,538)	0
Restructuring costs	0	30,378,741	0
Net foreign exchange losses/(gains)	819,653	223,927	(285,025)
Write-off on amount due from a shareholder	0	0	106,179
Gain on bargain purchase	0	0	(117,238)
Loss on disposal of a subsidiary	0	0	292,132
Impairment loss on amount due form a joint venture	0	0	176,227
Impairment loss of goodwill	3,900,268	0	0
Loss/(gain) on disposal of property, plant and equipment	818,356	72,976	(39)
Write-off on property, plant and equipment	331,121	268,226	476,431
Write-off on inventories	3,136,551	2,055,859	0
Share of loss of equity-accounted investees	858,900	0	0
Share-based payment on listing	0	89,546,601	0
Equity-settled share-based payment expenses	10,588,944	31,580,383	22,494,918
Income tax (credit)/expense	(385,841)	7,147,104	3,732,744
Total adjustments to reconcile profit (loss)	(36,831,869)	48,337,852	19,987,646
Changes in:
Increase in deferred expenses	(958,557)	(10,885,089)	0
(Increase)/decrease in inventories	(1,729,255)	1,256,133	(2,331,649)
Decrease/(increase) in trade receivables	37,633,287	6,966,189	(24,050,811)
Decrease/(increase) in deposits, prepayments and other receivables	1,589,190	(1,213,944)	(6,126,194)
(Increase)/decrease in amounts due from related companies	(5,123)	9,060	(9,060)
Increase in amounts due from equity-accounted investees	(132,114)	0	0
Decrease/(increase) in other non-current assets	535,283	430,534	(499,966)
Decrease in trade payables	(5,617,891)	(2,627,637)	(3,457,215)
(Decrease)/increase in accrued expenses and other current liabilities	(7,416,560)	(24,390,581)	27,350,803
Increase/(decrease) in contract liabilities	436,727	(4,034,911)	2,532,659
(Decrease)/increase in other non-current liabilities	(123,944)	726,494	0
Cash (used in)/generated from operating activities	(12,620,826)	14,574,100	13,396,213
Income taxes (paid)/refund	(1,144,101)	(59,504)	20,284
Net cash (used in)/from operating activities	(13,764,927)	14,514,596	13,416,497
Cash flows from investing activities
Payment for purchase of property, plant and equipment	(345,290)	(4,948,151)	(8,546,945)
Proceeds from disposal of property, plant and equipment	99,348	49,938	713,523
Payment for purchase of intangible assets	(566,523)	(1,394,553)	(2,865,315)
Proceeds from redemption of short-term deposits	(16,000,000)	(19,920,160)	0
Payment for purchase of financial assets at fair value through profit or loss	(10,002,442)	(20,000,000)	(10,000,000)
Proceeds from redemption of short-term deposits	19,920,160	0	0
Proceeds from redemption of financial assets at fair value through profit or loss	0	3,004,897	0
Payment for acquisition, net of cash acquired	0	(3,418,715)	0
Investment in an equity-accounted investee	(80,000,000)	0	0
Settlement of deferred consideration	0	0	(1,326,823)
Dividend received	0	9,862	0
Interest received	3,942,576	472,189	3,980
Net cash used in investing activities	(82,952,171)	(46,144,693)	(22,021,580)
Cash flows from financing activities
Capital element of lease rentals paid	(3,234,883)	(1,877,896)	(1,299,031)
Interest element of lease rentals paid	(241,497)	(244,085)	(205,915)
Proceeds from new trade financing	0	21,677,075	0
Interest paid	0	(172,978)	(33)
Repayment of trade financing	0	(21,677,075)	0
Proceeds from issuance of shares	2,170	116,864	0
Proceeds from issuance of preference shares	0	0	25,970,000
Proceeds from Reverse Recapitalization	0	146,158,422	0
Proceeds from issuance of convertible securities	0	0	4,980,718
Payment for purchase of treasury shares	(1,230,373)	(661,519)	0
Decrease in amounts due to shareholders	0	0	(128,797)
Net cash (used in)/from financing activities	(4,704,583)	143,318,808	29,316,942
Net cash outflow	(101,421,681)	111,688,711	20,711,859
Cash and cash equivalents at the beginning of the year	146,660,195	35,288,952	14,489,880
Effect of foreign exchange rate changes	467,934	(317,468)	87,213
Cash and cash equivalents at the end of the year	$ 45,706,448	$ 146,660,195	$ 35,288,952